Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Business Combinations
7.  BUSINESS COMBINATION
On May 31, 2024, the Company acquired 100% of the common shares and voting interests of HE System Electronic [“HES”] for $50 million [net of $7 million cash acquired]. The final allocation of the consideration to the assets acquired and liabilities assumed was completed during the second quarter of 2025.